Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of inventories

Figures in million – SA rand	2023	2022	2021
Consumable stores[1]	3,317	2,066	1,923
PGM ore and mill inventory	276	535	189
PGM in process[2]	13,292	13,673	13,081
PGM finished goods	6,948	7,856	9,012
Gold in process	320	233	219
Gold bullion	959	1,096	600
Sandouville metals in process	327	357	—
Sandouville raw materials	168	307	—
Sandouville finished goods	292	187	—
Zinc concentrate inventory	345	—	—
Other	119	74	56
Total inventories	26,363	26,384	25,080
1The cost of consumable stores consumed during the year and included in operating cost amounted to R25,778 million (2022: R21,929 million and 2021:R18,847 million)
2Included in PGM in process, is R6,771 million (2022: R5,882 million, 2021: R4,725 million) relating to the Marikana operations